Shareholders' Equity - Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted average shares outstanding (in shares)									80,471,316	85,008,040	88,905,457
Weighted average diluted shares (in shares)									80,495,163	85,109,843	89,224,207
Net income	$ 52,362	$ 53,854	$ 51,098	$ 52,942	$ 51,515	$ 51,394	$ 49,271	$ 51,670	$ 210,256	$ 203,850	$ 173,532
Basic EPS (in dollars per share)	$ 0.66	$ 0.67	$ 0.63	$ 0.65	$ 0.62	$ 0.61	$ 0.58	$ 0.59	$ 2.61	$ 2.40	$ 1.95
Diluted EPS (in dollars per share)	$ 0.66	$ 0.67	$ 0.63	$ 0.65	$ 0.62	$ 0.61	$ 0.57	$ 0.59	$ 2.61	$ 2.40	$ 1.94
Warrant
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted average dilutive warrants and options (in shares)									4,448	63,079	242,979
Equity Option
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted average dilutive warrants and options (in shares)									19,399	38,724	75,771